CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 540	$ 374
Financial assets	424	192
Accounts receivable and other	1,171	838
Inventory	141	108
Current assets	2,276	1,512
Property, plant and equipment	12,814	9,937
Intangible assets	11,635	9,894
Investments in associates and joint ventures	4,591	5,572
Investment properties	190	192
Goodwill	3,859	1,301
Financial assets	921	730
Other assets	219	273
Deferred income tax asset	75	66
Total assets	36,580	29,477
Liabilities
Accounts payable and other	1,308	864
Corporate borrowings	0	99
Non-recourse borrowings	985	364
Financial liabilities	124	237
Current liabilities	2,417	1,564
Corporate borrowings	1,993	2,002
Non-recourse borrowings	12,128	7,699
Financial liabilities	1,156	1,076
Other liabilities	777	793
Deferred income tax liability	3,421	2,849
Preferred shares	20	20
Total liabilities	21,912	16,003
Partnership capital
Limited partners	4,513	4,967
General partner	22	25
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	1,823	2,012
Non-controlling interest, Exchange LP units, equity	71	0
Interest of others in operating subsidiaries	7,303	5,875
Preferred unitholders	936	595
Total partnership capital	14,668	13,474
Total liabilities and partnership capital	$ 36,580	$ 29,477